Revenue - Schedule of Revenue For Therapeutic Category By Operating Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 187,219	¥ 182,537	¥ 184,341
Goods Or Services Transferred At Point In Time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,219	182,537	184,341
Goods Or Services Transferred At Point In Time [member] | Cardiovascular Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,185	55,566	59,274
Goods Or Services Transferred At Point In Time [member] | Central Nervous System Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,899	31,656	29,518
Goods Or Services Transferred At Point In Time [member] | Gastro Intestinal Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,277	19,985	21,739
Goods Or Services Transferred At Point In Time [member] | Blood/Body Fluid Pharmaceutical Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,613	15,538	15,756
Goods Or Services Transferred At Point In Time [member] | Other Metabolic Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,033	9,863	10,448
Goods Or Services Transferred At Point In Time [member] | Vitamin Preparations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,103	2,101	2,141
Goods Or Services Transferred At Point In Time [member] | Antiallergic Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,942	5,244	5,467
Goods Or Services Transferred At Point In Time [member] | Antibiotics Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,584	8,060	8,124
Goods Or Services Transferred At Point In Time [member] | Drugs For Urogenital Organs And The Anus [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,882	4,640	4,714
Goods Or Services Transferred At Point In Time [member] | Antineoplastic Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,465	5,955	4,603
Goods Or Services Transferred At Point In Time [member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,236	23,929	22,557
Japan Business [member] | Goods Or Services Transferred At Point In Time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	153,584	144,130	144,098
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Cardiovascular Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,470	40,749	41,842
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Central Nervous System Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,468	14,267	12,241
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Gastro Intestinal Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,118	19,733	21,659
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Blood/Body Fluid Pharmaceutical Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,613	15,538	15,756
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Other Metabolic Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,033	9,863	10,448
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Vitamin Preparations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,103	2,029	2,029
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Antiallergic Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,942	5,244	5,467
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Antibiotics Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,265	7,704	7,831
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Drugs For Urogenital Organs And The Anus [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,327	3,128	2,982
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Antineoplastic Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,845	4,951	3,864
Japan Business [member] | Goods Or Services Transferred At Point In Time [member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,400	20,924	19,979
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,635	38,407	40,243
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Cardiovascular Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,715	14,817	17,432
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Central Nervous System Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,431	17,389	17,277
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Gastro Intestinal Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	159	252	80
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Vitamin Preparations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		72	112
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Antibiotics Drugs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	319	356	293
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Drugs For Urogenital Organs And The Anus [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,555	1,512	1,732
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Antineoplastic Agents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	620	1,004	739
U.S. Business [member] | Goods Or Services Transferred At Point In Time [member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 2,836	¥ 3,005	¥ 2,578